Trade payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Summary of Trade payables

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Current
Trade payables	8,173	17,820	190
Total	8,173	17,820	190